Long - Term Debt - Credit Facilities 6 (Details) - USD ($) $ in Thousands			3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 10, 2019	May 24, 2019	Sep. 04, 2019	Oct. 03, 2019	Sep. 10, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 19, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Amount drawn down						$ 327,500	$ 8,125		$ 54,800
Repayments of Debt						262,810	0		$ 0
Outstanding amount						$ 912,849	$ 889,176
$65.0 Million Hayfin Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date						Sep. 07, 2018
Line of credit facility maximum borrowing capacity						$ 65,000
Line of Credit Facility, Expiration Date						Jul. 16, 2022
Line of Credit Facility, Frequency of Payments						each quarter end date
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Loan margin percentage						5.50%
Unused Capacity, Commitment Fee Percentage						2.00%
Outstanding amount						$ 7,129
$65.0 Million Hayfin Credit Facility [Member] | Initial Tranche [Member]
Line of Credit Facility [Line Items]
Amount drawn down					$ 8,125
$59.0 Million Hellenic Bank Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date						May 23, 2019
Line of credit facility maximum borrowing capacity						$ 37,000
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Loan margin percentage						3.90%
Outstanding amount						$ 57,700
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Amount drawn down		$ 13,000
Line of Credit Facility, Number of Repayment Instalments						20
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 450
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 4,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Amount drawn down			$ 12,000
Line of Credit Facility, Number of Repayment Instalments						20
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 4,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Amount drawn down				$ 12,000
Line of Credit Facility, Number of Repayment Instalments						20
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 4,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Amended and restated loan agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date						Dec. 10, 2019
Line of credit facility maximum borrowing capacity						$ 22,000
Number of loan tranches						2
Amount drawn down	$ 22,000
Line of Credit Facility, Number of Repayment Instalments						20
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 375
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 3,500
$14.35 Million DVB Argos Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date						Nov. 14, 2018
Line of credit facility maximum borrowing capacity						$ 14,300
Repayments of Debt								$ 14,300